SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 15, 2022
to the Class F Prospectus, dated January 31, 2022, as amended on April 8, 2022 and July 8, 2022
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Lazard Asset Management LLC no longer serves as a sub-adviser to the Fund. As such, all references to Lazard Asset Management LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Pzena Investment Management, LLC	Caroline Cai	Since 2022	Managing Principal and Portfolio Manager
	Allison Fisch	Since 2022	Principal and Portfolio Manager
	John Goetz	Since 2022	Managing Principal, Co-Chief Investment Officer, and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Pzena Investment Management, LLC: Pzena Investment Management, LLC (PIM), located at 320 Park Avenue, 8th Floor, New York, NY 10022, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to PIM. Caroline Cai, CFA, Managing Principal and Portfolio Manager. Ms. Cai is a co-portfolio manager for the Global, International, European and Emerging Markets strategies, and the Financial Opportunities service. Ms. Cai became a member of the firm in 2004. Prior to joining PIM, Ms. Cai was a senior analyst at AllianceBernstein LLP, and a business analyst at McKinsey & Company. She earned a B.A. summa cum laude in Math and Economics from Bryn Mawr College. Ms. Cai holds the Chartered Financial Analyst® designation. Allison Fisch, Principal and Portfolio Manager. Ms. Fisch is a co-portfolio manager for the International and Emerging Markets strategies, along with the Global Best Ideas service. Ms. Fisch became a member of the firm in 2001 and helped to launch the Emerging Markets strategy in 2008, on which she has been a co-portfolio manager since inception. She joined the International portfolio management team in 2016 and has co-managed the International Small Cap Value strategy since its inception in 2017. Since 2017, she has overseen the Global Best Ideas service. Prior to joining PIM, Ms. Fisch was a business analyst at McKinsey & Company. She earned a B.A. summa cum laude in Psychology and a minor in Drama from Dartmouth College. John P. Goetz, Managing Principal, Co-Chief Investment Officer, and Portfolio Manager. Mr. Goetz is a co-portfolio manager for the Global, International, European and Japan Focused Value strategies. He also previously served as the Director of Research and was responsible for building and training the research team. Mr. Goetz became a member of the firm in 1996. Prior to joining PIM, Mr. Goetz held a range of key positions at Amoco Corporation, his last as the Global Business Manager for Amoco's $1 billion polypropylene business where he had bottom-line responsibility for operations and development worldwide. Prior positions included strategic planning, joint venture investments, and project financing in various oil and chemical businesses. Before joining Amoco, Mr. Goetz had been employed by The Northern Trust Company and Bank of America. He earned a B.A. summa cum laude in Mathematics and Economics from Wheaton College and an M.B.A from the Kellogg School at Northwestern University.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1410 (07/22)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 15, 2022
to the Class I Prospectus, dated January 31, 2022, as amended on April 8, 2022
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Lazard Asset Management LLC no longer serves as a sub-adviser to the Fund. As such, all references to Lazard Asset Management LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Pzena Investment Management, LLC	Caroline Cai	Since 2022	Managing Principal and Portfolio Manager
	Allison Fisch	Since 2022	Principal and Portfolio Manager
	John Goetz	Since 2022	Managing Principal, Co-Chief Investment Officer, and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Pzena Investment Management, LLC: Pzena Investment Management, LLC (PIM), located at 320 Park Avenue, 8th Floor, New York, NY 10022, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to PIM. Caroline Cai, CFA, Managing Principal and Portfolio Manager. Ms. Cai is a co-portfolio manager for the Global, International, European and Emerging Markets strategies, and the Financial Opportunities service. Ms. Cai became a member of the firm in 2004. Prior to joining PIM, Ms. Cai was a senior analyst at AllianceBernstein LLP, and a business analyst at McKinsey & Company. She earned a B.A. summa cum laude in Math and Economics from Bryn Mawr College. Ms. Cai holds the Chartered Financial Analyst® designation. Allison Fisch, Principal and Portfolio Manager. Ms. Fisch is a co-portfolio manager for the International and Emerging Markets strategies, along with the Global Best Ideas service. Ms. Fisch became a member of the firm in 2001 and helped to launch the Emerging Markets strategy in 2008, on which she has been a co-portfolio manager since inception. She joined the International portfolio management team in 2016 and has co-managed the International Small Cap Value strategy since its inception in 2017. Since 2017, she has overseen the Global Best Ideas service. Prior to joining PIM, Ms. Fisch was a business analyst at McKinsey & Company. She earned a B.A. summa cum laude in Psychology and a minor in Drama from Dartmouth College. John P. Goetz, Managing Principal, Co-Chief Investment Officer, and Portfolio Manager. Mr. Goetz is a co-portfolio manager for the Global, International, European and Japan Focused Value strategies. He also previously served as the Director of Research and was responsible for building and training the research team. Mr. Goetz became a member of the firm in 1996. Prior to joining PIM, Mr. Goetz held a range of key positions at Amoco Corporation, his last as the Global Business Manager for Amoco's $1 billion polypropylene business where he had bottom-line responsibility for operations and development worldwide. Prior positions included strategic planning, joint venture investments, and project financing in various oil and chemical businesses. Before joining Amoco, Mr. Goetz had been employed by The Northern Trust Company and Bank of America. He earned a B.A. summa cum laude in Mathematics and Economics from Wheaton College and an M.B.A from the Kellogg School at Northwestern University.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1411 (07/22)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 15, 2022
to the Class Y Prospectus, dated January 31, 2022, as amended on April 8, 2022 and July 8, 2022
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Lazard Asset Management LLC no longer serves as a sub-adviser to the Fund. As such, all references to Lazard Asset Management LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Pzena Investment Management, LLC	Caroline Cai	Since 2022	Managing Principal and Portfolio Manager
	Allison Fisch	Since 2022	Principal and Portfolio Manager
	John Goetz	Since 2022	Managing Principal, Co-Chief Investment Officer, and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Pzena Investment Management, LLC: Pzena Investment Management, LLC (PIM), located at 320 Park Avenue, 8th Floor, New York, NY 10022, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to PIM. Caroline Cai, CFA, Managing Principal and Portfolio Manager. Ms. Cai is a co-portfolio manager for the Global, International, European and Emerging Markets strategies, and the Financial Opportunities service. Ms. Cai became a member of the firm in 2004. Prior to joining PIM, Ms. Cai was a senior analyst at AllianceBernstein LLP, and a business analyst at McKinsey & Company. She earned a B.A. summa cum laude in Math and Economics from Bryn Mawr College. Ms. Cai holds the Chartered Financial Analyst® designation. Allison Fisch, Principal and Portfolio Manager. Ms. Fisch is a co-portfolio manager for the International and Emerging Markets strategies, along with the Global Best Ideas service. Ms. Fisch became a member of the firm in 2001 and helped to launch the Emerging Markets strategy in 2008, on which she has been a co-portfolio manager since inception. She joined the International portfolio management team in 2016 and has co-managed the International Small Cap Value strategy since its inception in 2017. Since 2017, she has overseen the Global Best Ideas service. Prior to joining PIM, Ms. Fisch was a business analyst at McKinsey & Company. She earned a B.A. summa cum laude in Psychology and a minor in Drama from Dartmouth College. John P. Goetz, Managing Principal, Co-Chief Investment Officer, and Portfolio Manager. Mr. Goetz is a co-portfolio manager for the Global, International, European and Japan Focused Value strategies. He also previously served as the Director of Research and was responsible for building and training the research team. Mr. Goetz became a member of the firm in 1996. Prior to joining PIM, Mr. Goetz held a range of key positions at Amoco Corporation, his last as the Global Business Manager for Amoco's $1 billion polypropylene business where he had bottom-line responsibility for operations and development worldwide. Prior positions included strategic planning, joint venture investments, and project financing in various oil and chemical businesses. Before joining Amoco, Mr. Goetz had been employed by The Northern Trust Company and Bank of America. He earned a B.A. summa cum laude in Mathematics and Economics from Wheaton College and an M.B.A from the Kellogg School at Northwestern University.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1412 (07/22)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 15, 2022
to the Statement of Additional Information, dated January 31, 2022, as amended on April 8, 2022 and July 8, 2022 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Lazard Asset Management LLC no longer serves as a sub-adviser to the Fund. As such, all references to Lazard Asset Management LLC are hereby deleted from the SAI.

In addition, on the cover page of the SAI, "Pzena Investment Management, LLC" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

PZENA INVESTMENT MANAGEMENT, LLC—Pzena Investment Management, LLC (PIM) serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. PIM serves as the operating company for Pzena Investment Management, Inc., also located at 320 Park Avenue, 8th Floor, New York, New York 10022.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

PIM

Compensation. SIMC pays PIM a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between PIM and SIMC. PIM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended March 31, 2022. PIM's compensation philosophy is to reward long-term superior performers with total compensation at or near the top quartile of the asset management industry. As with all investment professionals at PIM, portfolio managers are compensated through a combination of a fixed base salary, annual discretionary bonus, and equity ownership, if appropriate, due to superior personal performance. Base pay is set to be in line with industry averages, and when setting the level of discretionary bonuses, both quantitative and qualitative measures are considered; however, bonuses are not based on Fund performance or assets of the Fund. For investment professionals, PIM examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, PIM considers all of the contributions that an employee has made and is likely to make in the future. PIM avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking, which is contrary to the firm's value investment philosophy. Ownership is provided to professionals who have contributed meaningfully to the long-term success of the organization, and is the primary tool used by PIM for attracting and retaining the best people. Employees invited into the partnership generally receive an initial share grant at no cost to them and are subsequently offered opportunities to exchange cash compensation for additional shares. Equity ownership ties personnel to long-term performance as the value of their ownership stake depends on our delivering superior long-term results to investors. All portfolio managers of the Fund are equity owners of PIM.

Ownership of Fund Shares. As of March 31, 2022, PIM's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of March 31, 2022, in addition to the International Equity Fund, PIM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Caroline Cai	10		$4,882	46		$15,435	55		$13,258
	1	*	$210	2	*	$243	2	*	$412
Allison Fisch	11		$4,897	24		$2,331	32		$7,486
	1	*	$210	1	*	$36	0		$0
John Goetz	7		$3,832	40		$14,280	36		$9,053
	0		$0	2	*	$243	2	*	$412

*  These accounts, which are a subset of the accounts in preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. In PIM's view, conflicts of interest may arise in managing the Fund's portfolio investments, on the one hand, and the portfolios of the firm's other clients and/or accounts (together "Accounts"), on the other. Set forth below is a brief description of some of the material conflicts that may arise and PIM's policy or procedure for handling such conflicts. Although PIM has designed such procedures to prevent and address conflicts, there is no guarantee that these procedures will detect every situation in which a conflict could arise. The management of multiple Accounts inherently carries the risk that there may be competing interests for the portfolio management team's time and attention. PIM seeks to minimize this by using one investment approach (i.e., classic value investing) and by managing all Accounts on a strategy-specific basis. If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity; however, PIM has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. With respect to partial fills for an order, depending on the size of the execution, PIM may choose to allocate the executed shares on a pro-rata basis or on a random basis. As with all trade allocations, each Account generally receives pro-rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an Account from an otherwise acceptable IPO or new-issue investment include the Account having FINRA restricted person status, lack of available cash to make the purchase, a client-imposed trading prohibition on IPOs or on the business of the issuer, and brokerage restrictions. With respect to securities transactions for the Accounts, PIM determines which broker to use to execute each order, consistent with its duty to seek best execution. PIM will bunch or aggregate like orders when it believes doing so will be beneficial to the Accounts. However, with respect to certain Accounts, PIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, PIM may place separate, nonsimultaneous transactions for the Fund and another Account, which may temporarily impact the market price of the security or the execution of the transaction to the detriment of one or the other. Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, PIM has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by PIM's Access Persons and certain related persons, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons' personal accounts also are subject to reporting requirements and annual and quarterly certification requirements. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell within 60 calendar days, or to sell and subsequently purchase within 60 calendar days) of non-exempt securities. Finally, orders for proprietary accounts (i.e., accounts of the firm's principals, affiliates, or employees or their immediate family that are managed by PIM) are subject to written trade allocation procedures designed to ensure fair treatment of client accounts. PIM manages some Accounts under performance-based fee arrangements. PIM recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying a performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, the firm generally requires portfolio decisions to be made on a product-specific basis. PIM also requires pre-allocation of all client orders based on specific fee-neutral criteria. Additionally, the firm requires average pricing of all aggregated orders. Finally, PIM has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives. These measures help the firm mitigate some of the conflicts that its management of private investment companies would otherwise present. Investment personnel of the firm or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with the firm's Code of Ethics.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1413 (07/22)